Income Tax (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Income Tax [Abstract]
Schedule of the Provision for Income Tax	Significant components of the provision for income taxes are as follows:
	For the six months ended June 30,
	2024	2025
Hong Kong profit tax:
- Current period	$-	$-
Income tax expenses	$-	$-

Significant components of the provision for income tax are as follows:

	For the years ended December 31,
	2022	2023	2024
Hong Kong profits tax:
– Current year	$672,698	$1,408,470	$72,280
– Tax reduction	(1,538)	(1,154)	—
– Under (Over) provision for prior years	17,185	(25,587)	(430,964)
Income tax expenses (benefit)	$688,345	$1,381,729	$(358,684)

Schedule of Reconciles Statutory Rate to Effective Tax Rate

The following table reconciles statutory rate to effective tax rate:

	For the six months ended June 30,
	2024	2025
Hong Kong statutory income tax rate	16.50%	16.50%
- Non-taxable income	2.45%	56.77%
- Non-deductible expenses	(11.76)%	(39.32)%
- Deductible temporary difference not recognized	(0.60)%	(0.07)%
- Tax loss not recognized	(6.59)%	(33.88)%
Effective tax rate	0.00%	0.00%

The following table reconciles statutory rate to effective tax rate:

	For the years ended December 31,
	2022	2023	2024
Hong Kong statutory income tax rate	16.50%	16.50%	16.50%
– Non-taxable income	(3.96)%	(0.30)%	0.26%
– Non-deductible expenses	9.41%	7.31%	(17.90)%
– Temporary difference not recognized	0.69%	0.34%	(0.09)%
– Tax reduction	(0.04)%	(0.02)%	—%
– Income tax at concessionary rate	(0.67)%	(0.35)%	0.41%
– Tax losses not recognized	—%	—	(0.52)%
– Under/over provision for prior years	0.55%	(0.43)%	8.32%
– Others	(0.53)%	—%	(0.05)%
Effective tax rate	21.95%	23.05%	6.93%

Schedule of Net Deferred Tax Asset

Significant components of the Company’s net deferred tax asset were as follows:

	As of
	December 31, 2024	June 30, 2025
Deferred tax asset
Net operating loss carryforwards	$27,143	$170,183
Total deferred tax asset	27,143	170,183
Valuation allowance	(27,143)	(170,183)
Deferred tax asset, net of allowance	$—	$—

Significant components of the Company’s net deferred tax asset were as follows:

	As of December 31,
	2023	2024
Deferred tax asset
Net operating loss carryforwards	$—	$27,143
Total deferred tax asset	—	27,143
Valuation allowance	—	(27,143)
Deferred tax asset, net of allowance	$—	$—